Cash and cash equivalents and financial assets	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents and financial assets [Abstract]
Cash and cash equivalents and financial assets
6.	Cash and cash equivalents and financial assets

The Company’s cash and cash equivalents are maintained in the following respective currencies as of December 31, 2020 and 2019:

	As of December 31,
In CHF thousands	2020	2019
Cash and cash equivalents	160,893	193,587
Total	160,893	193,587
By currency
CHF	152,537	158,173
EUR	4,215	10,169
USD	4,141	25,245
Total cash and cash equivalents	160,893	193,587

At the balance sheet dates, Company funds were held in CHF, EUR and USD currencies. As of December 31, 2020 and 2019, funds in EUR and USD were translated into CHF at a rate of 1.095 and 0.891 and 1.096 and 0.978, respectively, for each currency and year.

The following table summarizes the Company’s short-term financial assets as of December 31, 2020 and 2019:

	As of December 31,
In CHF thousands	2020	2019
Short-term financial assets due in 1 year or less	65,000	95,000
Total	65,000	95,000

The Company also has two deposits in escrow accounts totaling CHF 0.3 million and CHF 0.3 million for the lease of the Company’s premises as of December 31, 2020 and 2019, respectively.